SEGMENTED INFORMATION (Details 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
SEGMENTED ASSETS AND LIABILITIES
Assets		$ 2,169.6	$ 3,908.3
Liabilities		1,210.3	1,815.0
Capital expenditure		213.9	554.2
Assets held for sale		0.0	109.0
Liabilities held for sale		0.0	62.8
Capital expenditures held for sale		13.2	47.5	[1]
Total assets		2,169.6	4,017.3
Total liabilities		1,210.3	1,877.8
Total capital expenditures		227.1	601.7	[1]
Rainy River [Member]
SEGMENTED ASSETS AND LIABILITIES
Assets		986.0	1,774.2
Liabilities		313.6	454.4
Capital expenditure		170.6	499.3	[1]
New Afton [Member]
SEGMENTED ASSETS AND LIABILITIES
Assets		730.9	874.5
Liabilities		61.4	147.8
Capital expenditure		35.9	42.2	[1]
Mesquite [Member]
SEGMENTED ASSETS AND LIABILITIES
Assets		0.0	482.3
Liabilities		0.0	96.3
Capital expenditure		0.0	0.0	[1]
Cerro San Pedro [Member]
SEGMENTED ASSETS AND LIABILITIES
Assets		12.8	43.9
Liabilities		25.8	26.7
Capital expenditure		0.0	0.7	[1]
Blackwater [Member]
SEGMENTED ASSETS AND LIABILITIES
Assets		341.4	560.8
Liabilities		16.4	56.9
Capital expenditure		7.3	11.3	[1]
Other [Member]
SEGMENTED ASSETS AND LIABILITIES
Assets	[2]	98.5	172.6
Liabilities	[2]	793.1	1,032.9
Capital expenditure	[2]	$ 0.1	$ 0.7	[1]

[1]	Capital expenditures per consolidated statement of cash flows.
[2]	Other includes corporate balance and exploration properties.